Convertible debentures - Components (Details) - USD ($)	Jul. 31, 2025	Jun. 30, 2025
Convertible debentures
Principal balance		$ 8,740,000
Less: conversions into ordinary shares		(7,780,000)
Less: repayments in cash		$ (960,000)
Senior secured convertible notes (the "2025 Notes")
Convertible debentures
Remaining balance	$ 16,300,000